Long-Term Debt (Narrative III) (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Debt Narrative Iii
Long-Term Debt - Repayment Schedule (Table)

Payment due by year ended	Amount
December 31, 2025	145,278
December 31, 2026	157,069
December 31, 2027	208,604
December 31, 2028	41,450
December 31, 2029	33,450
December 31, 2030 and thereafter	105,248
$691,099

Long-Term Debt - Schedule of Deferred Financing Costs (Table)

	December 31, 2024	December 31, 2023
Opening balance	$10,750	$15,136
Expenditure in the period	3,120	1,140
Amortization included within interest expense	(6,828)	(5,526)
Closing balance	$7,042	$10,750